Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2016	2015	2014
Basic
Net income	$17,217	$12,745	$9,528
Preferred stock dividends	1,501	1,577	1,873

Net income available to common shareholders—basic	$15,716	$11,168	$7,655

Weighted average common shares outstanding—basic	8,010,399	7,822,369	7,707,917

Basic earnings per share	$1.96	$1.43	$0.99

Diluted
Net income available to common shareholders—basic	$15,716	$11,168	$7,655
Preferred stock dividends on convertible preferred stock	1,501	1,577	1,606

Net income available to common shareholders—diluted	$17,217	$12,745	$9,261

Weighted average common shares outstanding for earnings per common share basic	8,010,399	7,822,369	7,707,917
Add: dilutive effects of convertible preferred shares	2,940,562	3,095,966	3,196,931

Average shares and dilutive potential common shares outstanding—diluted	10,950,961	10,918,335	10,904,848

Diluted earnings per share	$1.57	$1.17	$0.85